Summary of Significant Accounting Policies - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Gain on disposal of property, plant and equipment	$ (5,213)	$ (896)	$ 5,342
Government grants	$ 150,119
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities